Significant accounting policies - Intangible Assets (Details) - Software and databases	12 Months Ended
Dec. 31, 2023
Minimum
Disclosure of detailed information about intangible assets
Useful lives	3 years
Maximum
Disclosure of detailed information about intangible assets
Useful lives	5 years